Securities (Tables)	12 Months Ended
Dec. 31, 2019
Securities [Abstract]
Amortized Cost and Fair Values of Securities

The following tables present the amortized cost, the gross unrealized gains and losses and the fair value of securities at Dec. 31, 2019, Dec. 31, 2018 and Dec. 31, 2017, respectively.

Securities at Dec. 31, 2019		Gross unrealized
	Amortized cost			Fair value
(in millions)		Gains	Losses
Available-for-sale:
Agency RMBS	$27,022	$164	$143	$27,043
U.S. Treasury	14,979	472	20	15,431
Sovereign debt/sovereign guaranteed	12,548	109	11	12,646
Agency commercial mortgage-backed securities (“MBS”)	9,231	203	17	9,417
Foreign covered bonds	4,189	15	7	4,197
CLOs	4,078	1	16	4,063
Supranational	3,697	18	6	3,709
Foreign government agencies	2,638	7	2	2,643
Non-agency commercial MBS	2,134	46	2	2,178
Other asset-backed securities (“ABS”)	2,141	7	5	2,143
U.S. government agencies	1,890	61	2	1,949
Non-agency RMBS (a)	1,038	202	7	1,233
State and political subdivisions	1,017	27	—	1,044
Corporate bonds	832	21	—	853
Other debt securities	1	—	—	1
Total securities available-for-sale (b)	$87,435	$1,353	$238	$88,550
Held-to-maturity:
Agency RMBS	$27,357	$292	$46	$27,603
U.S. Treasury	3,818	28	3	3,843
Agency commercial MBS	1,326	21	3	1,344
U.S. government agencies	1,023	1	2	1,022
Sovereign debt/sovereign guaranteed	756	31	—	787
Non-agency RMBS	80	4	1	83
Foreign covered bonds	79	—	—	79
Supranational	27	—	—	27
State and political subdivisions	17	—	—	17
Total securities held-to-maturity	$34,483	$377	$55	$34,805
Total securities	$121,918	$1,730	$293	$123,355

(a)	Includes $640 million that was included in the former Grantor Trust.

(b)
Includes gross unrealized gains of $32 million and gross unrealized losses of $65 million recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities.

Securities at Dec. 31, 2018		Gross unrealized
	Amortized cost			Fair value
(in millions)		Gains	Losses
Available-for-sale:
Agency RMBS	$25,594	$83	$369	$25,308
U.S. Treasury	20,190	96	210	20,076
Sovereign debt/sovereign guaranteed	10,663	108	21	10,750
Agency commercial MBS	9,836	16	161	9,691
CLOs	3,410	—	46	3,364
Supranational	2,985	7	8	2,984
Foreign covered bonds	2,890	7	19	2,878
State and political subdivisions	2,251	18	22	2,247
Other ABS	1,776	1	4	1,773
U.S. government agencies	1,676	5	24	1,657
Non-agency commercial MBS	1,491	1	28	1,464
Non-agency RMBS (a)	1,095	241	11	1,325
Foreign government agencies	1,164	1	4	1,161
Corporate bonds	1,074	6	26	1,054
Other debt securities	72	5	—	77
Total securities available-for-sale (b)	$86,167	$595	$953	$85,809
Held-to-maturity:
Agency RMBS	$25,507	$32	$632	$24,907
U.S. Treasury	4,727	3	77	4,653
U.S. government agencies	1,497	—	10	1,487
Agency commercial MBS	1,195	—	26	1,169
Sovereign debt/sovereign guaranteed	833	26	—	859
Non-agency RMBS	100	4	2	102
Foreign covered bonds	80	1	—	81
Supranational	26	1	—	27
State and political subdivisions	17	—	—	17
Total securities held-to-maturity	$33,982	$67	$747	$33,302
Total securities	$120,149	$662	$1,700	$119,111

(a)	Includes $832 million that was included in the former Grantor Trust.

(b)
Includes gross unrealized gains of $39 million and gross unrealized losses of $87 million recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities.

Schedule of Realized Gains, Losses, and Impairments
The following table presents the realized gains, losses and impairments, on a gross basis.

Net securities (losses) gains
(in millions)	2019	2018	2017
Realized gross gains	$23	$8	$47
Realized gross losses	(39)	(55)	(40)
Recognized gross impairments	(2)	(1)	(4)
Total net securities (losses) gains	$(18)	$(48)	$3

Pre-Tax Securities Gains (Losses) by Type
The following table presents pre-tax net securities (losses) gains by type.

Net securities (losses) gains
(in millions)	2019	2018	2017
U.S. Treasury	$(13)	$(4)	$(16)
Agency RMBS	1	(42)	(12)
Other	(6)	(2)	31
Total net securities (losses) gains	$(18)	$(48)	$3

Aggregate Fair Value of Investments with Continuous Unrealized Loss Position

The following tables show the aggregate fair value of securities with a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 months or more.

Temporarily impaired securities at Dec. 31, 2019	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
(in millions)
Available-for-sale:
Agency RMBS	$8,373	$33	$5,912	$110	$14,285	$143
U.S. Treasury	1,976	16	766	4	2,742	20
Sovereign debt/sovereign guaranteed	4,045	10	225	1	4,270	11
Agency commercial MBS	1,960	12	775	5	2,735	17
Foreign covered bonds	1,009	4	690	3	1,699	7
CLOs	1,066	2	1,499	14	2,565	16
Supranational	1,336	6	360	—	1,696	6
Foreign government agencies	1,706	2	47	—	1,753	2
Non-agency commercial MBS	525	2	45	—	570	2
Other ABS	456	3	305	2	761	5
U.S. government agencies	377	2	—	—	377	2
Non-agency RMBS (a)	101	—	113	7	214	7
State and political subdivisions	—	—	16	—	16	—
Corporate bonds	82	—	21	—	103	—
Total securities available-for-sale (b)	$23,012	$92	$10,774	$146	$33,786	$238
Held-to-maturity:
Agency RMBS	$4,714	$17	$3,729	$29	$8,443	$46
U.S. Treasury	406	3	821	—	1,227	3
Agency commercial MBS	375	3	—	—	375	3
U.S. government agencies	506	2	45	—	551	2
Non-agency RMBS	6	—	40	1	46	1
Total securities held-to-maturity	$6,007	$25	$4,635	$30	$10,642	$55
Total temporarily impaired securities	$29,019	$117	$15,409	$176	$44,428	$293

(a)
Includes $2 million of securities with an unrealized loss of less than $1 million for less than 12 months and $2 million of securities with an unrealized loss of less than $1 million for 12 months or more that were included in the former Grantor Trust.

(b)
Includes gross unrealized losses of $65 million for 12 months or more recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities. There were no gross unrealized losses for less than 12 months.

Temporarily impaired securities at Dec. 31, 2018	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Agency RMBS	$6,678	$30	$9,250	$339	$15,928	$369
U.S. Treasury	6,126	23	6,880	187	13,006	210
Sovereign debt/sovereign guaranteed	2,185	8	988	13	3,173	21
Agency commercial MBS	4,505	50	3,082	111	7,587	161
CLOs	3,280	46	2	—	3,282	46
Supranational	974	2	481	6	1,455	8
Foreign covered bonds	1,058	7	736	12	1,794	19
State and political subdivisions	316	1	668	21	984	22
Other ABS	1,289	4	23	—	1,312	4
U.S. government agencies	513	4	673	20	1,186	24
Non-agency commercial MBS	1,015	14	362	14	1,377	28
Non-agency RMBS (a)	94	1	157	10	251	11
Foreign government agencies	397	1	256	3	653	4
Corporate bonds	685	24	50	2	735	26
Total securities available-for-sale (b)	$29,115	$215	$23,608	$738	$52,723	$953
Held-to-maturity:
Agency RMBS	$4,602	$56	$17,107	$576	$21,709	$632
U.S. Treasury	157	2	4,343	75	4,500	77
U.S. government agencies	—	—	1,111	10	1,111	10
Agency commercial MBS	477	7	654	19	1,131	26
Non-agency RMBS	22	1	31	1	53	2
Total securities held-to-maturity	$5,258	$66	$23,246	$681	$28,504	$747
Total temporarily impaired securities	$34,373	$281	$46,854	$1,419	$81,227	$1,700

(a)
Includes $22 million of securities with an unrealized loss of less than $1 million for less than 12 months and $3 million of securities with an unrealized loss of less than $1 million for 12 months or more that were included in the former Grantor Trust.

(b)
Includes gross unrealized losses of $87 million for 12 months or more recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities. There were no gross unrealized losses for less than 12 months.

Maturity Distribution by Carrying Amount and Yield (on Tax Equivalent Basis) of Investment Securities Portfolio
The following table shows the maturity distribution by carrying amount and yield (on a tax equivalent basis) of our securities portfolio.

Maturity distribution and yields on securities at Dec. 31, 2019	U.S. Treasury		U.S. government agencies		State and political subdivisions		Other bonds, notes and debentures		Mortgage/ asset-backed
(dollars in millions)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Total
Securities available-for-sale:
One year or less	$2,104	2.51%	$25	2.73%	$162	2.90%	$8,241	1.19%	$—	—%	$10,532
Over 1 through 5 years	6,876	1.70	411	2.07	774	3.26	13,909	0.99	—	—	21,970
Over 5 through 10 years	3,693	2.21	1,513	2.70	94	2.57	1,705	0.87	—	—	7,005
Over 10 years	2,758	3.11	—	—	14	2.50	194	1.67	—	—	2,966
Mortgage-backed securities	—	—	—	—	—	—	—	—	39,871	2.87	39,871
Asset-backed securities	—	—	—	—	—	—	—	—	6,206	2.90	6,206
Total	$15,431	2.18%	$1,949	2.56%	$1,044	3.13%	$24,049	1.06%	$46,077	2.87%	$88,550
Securities held-to-maturity:
One year or less	$881	1.44%	$135	1.69%	$—	—%	$138	0.78%	$—	—%	$1,154
Over 1 through 5 years	2,937	1.98	688	2.04	3	5.68	610	0.77	—	—	4,238
Over 5 through 10 years	—	—	200	2.58	—	—	114	0.22	—	—	314
Over 10 years	—	—	—	—	14	4.76	—	—	—	—	14
Mortgage-backed securities	—	—	—	—	—	—	—	—	28,763	2.94	28,763
Total	$3,818	1.86%	$1,023	2.10%	$17	4.94%	$862	0.70%	$28,763	2.94%	$34,483

(a)	Yields are based upon the amortized cost of securities.

Debt Securities Credit Losses Roll Forward Recorded in Earnings
The following table reflects securities credit losses recorded in earnings. The beginning balance represents the credit loss component for which OTTI occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The deductions represent credit losses on securities that have been sold, are required to be sold, or for which it is our intention to sell.

Debt securities credit loss roll forward
(in millions)	2019	2018
Beginning balance as of Dec. 31	$78	$84
Add: Initial OTTI credit losses	—	—
Subsequent OTTI credit losses	1	1
Less: Realized losses for securities sold	7	7
Ending balance as of Dec. 31	$72	$78